Risk Management Section - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Corporate Segment [Member]
Market Risk [Line Items]
Sensitivities at year-end	€ 500	€ (28)
Corporate Segment [Member] | 1 (AAA) [member]
Market Risk [Line Items]
Sensitivities at year-end	(6)	(19)
Corporate Segment [Member] | 2-4 (AA) [member]
Market Risk [Line Items]
Sensitivities at year-end	3	4
Corporate Segment [Member] | 5-7 (A) [member]
Market Risk [Line Items]
Sensitivities at year-end	117	(19)
Corporate Segment [Member] | 8-10 (BBB) [member]
Market Risk [Line Items]
Sensitivities at year-end	245	87
Corporate Segment [Member] | 11-13 (BB) [member]
Market Risk [Line Items]
Sensitivities at year-end	85	(70)
Corporate Segment [Member] | 14-16 (B) [member]
Market Risk [Line Items]
Sensitivities at year-end	37	(12)
Corporate Segment [Member] | 17-22 (CCC and NPL) [member]
Market Risk [Line Items]
Sensitivities at year-end	18	(2)
Corporate Segment [Member] | Not rated [member]
Market Risk [Line Items]
Sensitivities at year-end	1	3
Financial institutions [Member]
Market Risk [Line Items]
Sensitivities at year-end	161	(300)
Financial institutions [Member] | 1 (AAA) [member]
Market Risk [Line Items]
Sensitivities at year-end	90	(233)
Financial institutions [Member] | 2-4 (AA) [member]
Market Risk [Line Items]
Sensitivities at year-end	(24)	(35)
Financial institutions [Member] | 5-7 (A) [member]
Market Risk [Line Items]
Sensitivities at year-end	78	79
Financial institutions [Member] | 8-10 (BBB) [member]
Market Risk [Line Items]
Sensitivities at year-end	(2)	(23)
Financial institutions [Member] | 11-13 (BB) [member]
Market Risk [Line Items]
Sensitivities at year-end	6	(90)
Financial institutions [Member] | 14-16 (B) [member]
Market Risk [Line Items]
Sensitivities at year-end	13
Financial institutions [Member] | 17-22 (CCC and NPL) [member]
Market Risk [Line Items]
Sensitivities at year-end		1
Interest rate risk [member] | Euro
Market Risk [Line Items]
Sensitivities at year-end	(214)
Interest rate risk [member] | Polish Zloty
Market Risk [Line Items]
Sensitivities at year-end	54
Interest rate risk [member] | United Kingdom, Pounds
Market Risk [Line Items]
Sensitivities at year-end	(112)	(45)
Interest rate risk [member] | US Dollar
Market Risk [Line Items]
Sensitivities at year-end	189	292
Interest rate risk [member] | Russian Rouble
Market Risk [Line Items]
Sensitivities at year-end		(65)
Interest rate risk [member] | Japan, Yen
Market Risk [Line Items]
Sensitivities at year-end		61
Interest rate risk [member] | Taiwan, New Dollars
Market Risk [Line Items]
Sensitivities at year-end	96	52
Credit spread (BPS) [member] | United States [member]
Market Risk [Line Items]
Sensitivities at year-end	330	464
Credit spread (BPS) [member] | Germany [member]
Market Risk [Line Items]
Sensitivities at year-end	345	89
Credit spread (BPS) [member] | Supranational [Member]
Market Risk [Line Items]
Sensitivities at year-end		(92)
Credit spread (BPS) [member] | France [member]
Market Risk [Line Items]
Sensitivities at year-end	151	164
Credit spread (BPS) [member] | Netherlands [member]
Market Risk [Line Items]
Sensitivities at year-end	164
Credit spread (BPS) [member] | United Kingdom [member]
Market Risk [Line Items]
Sensitivities at year-end		€ 144
Credit spread (BPS) [member] | Russian Federation [member]
Market Risk [Line Items]
Sensitivities at year-end	€ 177